Performance Management	Feb. 28, 2025
Easterly Snow Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund. The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for the periods ending on or prior to November 5, 2021 are those of the Class A, Class C, and Institutional Class shares of the Predecessor Fund. Class A, Class C, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Class C, and Class I shares of the Fund, respectively, after the close of business on November 5, 2021. Class A, Class C, and Class I shares’ returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses. Performance for Class A Shares has been restated to reflect the Fund’s applicable sales charge.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://funds.easterlyam.com/.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Q4 2020	43.01%
Worst Quarter:	Q1 2020	-39.67%
Class I performance year-to-date ended March 31, 2025: -6.89%
Year to Date Return, Label [Optional Text]	Class I performance year-to-date
Bar Chart, Year to Date Return	(6.89%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	43.01%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(39.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant period.
Performance [Table]
	1 Year	5 Year	10 Year	Life of Class
Class I Shares
Return Before Taxes	12.22%	14.27%	7.11%	none
Return After Taxes on Distributions	11.82%	14.17%	7.05%	none
Return After Taxes on Distributions and Sale of Fund Shares	7.25%	11.46%	5.74%	none
Class A Shares
Return Before Taxes	5.44%	12.63%	6.20%	none
Class C Shares
Return Before Taxes	10.03%	13.12%	6.04%	none
Class R6 Shares
Return Before Taxes	12.22%	none	none	7.16%[1]

Russell 3000® Index[2] (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	*

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%	**

*	The Russell 3000® Index performance for the life of Class R6 shares is 7.78%.

**	The Russell 2000® Value Index performance for the life of Class R6 shares is 0.72%

(1)	Class R6 of the Fund commenced operations on November 4, 2021.

(2)	In connection with new regulatory requirements, the Fund changed its broad-based securities market benchmark from the Russell 2000® Value Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant period. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	https://funds.easterlyam.com/
Performance Availability Phone [Text]	(833) 999-2636
Easterly Snow Long/Short Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of a broad-based securities market index and additional indices with characteristics relevant to the Fund. The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for the periods ending on or prior to November 5, 2021 are those of the Class A, Class C, and Institutional Class shares of the Predecessor Fund. Class A, Class C, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Class C, and Class I shares of the Fund, respectively, after the close of business on November 5, 2021. Class A, Class C, and Class I shares’ returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses. Performance for Class A Shares has been restated to reflect the Fund’s applicable sales charge.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://funds.easterlyam.com/.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of a broad-based securities market index and additional indices with characteristics relevant to the Fund.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 -23.24% 20.26% 12.79% -11.25% 22.45% 1.45% 26.18% -3.15% 10.82% 5.15%
Bar Chart Closing [Text Block]
Best Quarter:	Q4 2020	22.20%
Worst Quarter:	Q1 2020	-25.94%
Class I performance year-to-date ended March 31, 2025: 2.21%
Year to Date Return, Label [Optional Text]	Class I performance year-to-date ended
Bar Chart, Year to Date Return	2.21%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.20%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Year	10 Year	Life of Class
Class I Shares
Return Before Taxes	5.15%	7.64%	5.04%	None
Return After Taxes on Distributions	3.72%	6.31%	4.02%	None
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	5.80%	3.77%	None
Class A Shares
Return Before Taxes	-1.11%	6.10%	4.16%	None
Class C Shares
Return Before Taxes	3.13%	6.58%	4.00%	None
Class R6 Shares
Return Before Taxes	5.15%	None	None	4.24%[1]

Russell 3000® Index[2] (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	*

Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	13.98%	8.60%	8.40%	**

70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index[3] (reflects no deduction for fees, expenses or taxes)	11.52%	7.15%	6.66%	***

*	Russell 3000® Index performance for the life of Class R6 shares is 7.78%.

**	Russell 3000® Value Index performance for the life of Class R6 shares is 5.56%.

***	70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index performance for the life of Class R6 shares is 5.33%.

(1)	Class R6 of the Fund commenced operations on November 4, 2021.

(2)	In connection with new regulatory requirements, the Fund changed its broad-based securities market benchmark from the Russell 3000® Value Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market

(3)	The 70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index consists of 70% Russell 3000® Value Total Return Index and 30% ICE BofA 3 Month U.S. Treasury Bill Index. The Russell 3000® Value Total Return Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. The ICE BofA 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	https://funds.easterlyam.com/
Performance Availability Phone [Text]	(833) 999-2636